Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

The Company’s property, plant and equipment consisted of the following (in thousands):

	June 30, 2019	December 31, 2018
Liquefaction plants and systems	$40,573	$39,679
Real property and buildings	1,396	1,396
Vehicles and tanker trailers and equipment	45,274	44,878
Computer and office equipment	250	238
Construction in progress	1,353	1,071
Leasehold improvements	1	1

	88,847	87,263
Less: accumulated depreciation	(25,242)	(20,657)

	$63,605	$66,606

The Company’s property, plant and equipment consisted of the following (in thousands):

	December 31,
	2018	2017
Liquefaction plants and systems	$39,679	$39,679
Real property and buildings	1,396	1,396
Vehicles and tanker trailers and equipment	44,878	43,407
Computer and office equipment	238	216
Construction in progress	1,071	880
Leasehold improvements	1	101

	87,263	85,680
Less: accumulated depreciation	(20,657)	(11,969)

	$66,606	$73,711